PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Buildings	$ 1,386,660	$ 1,365,717
Land use rights	316,757	311,973
Plant and machinery	4,150,082	2,980,087
Automobiles	44,376	43,706
Office and computer equipment	532,854	524,154
Property, Plant and Equipment, Gross	6,430,729	5,225,637
Less: Accumulated depreciation and amortization	(2,597,230)	(2,330,114)
Property and equipment, net	$ 3,833,499	$ 2,895,523